Distribution Date:	07/12/24	GS Mortgage Securities Trust 2014-GC24
Determination Date:	07/08/24
Next Distribution Date:	08/12/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-GC24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Additional Information	6		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Controlling Class	Seer Capital Partners Master Fund L.P.
		Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253GAA0	1.509000%	43,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253GAB8	3.104000%	53,778,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253GAC6	3.342000%	22,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253GAD4	3.666000%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36253GAE2	3.931000%	282,234,000.00	256,299,060.82	25,493,094.41	839,593.01	0.00	0.00	26,332,687.42	230,805,966.41	57.22%	30.00%
A-AB	36253GAF9	3.650000%	80,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00	48.26%	25.50%
B	36253GAK8	4.489015%	83,262,000.00	83,262,000.00	0.00	311,470.28	0.00	0.00	311,470.28	83,262,000.00	32.83%	17.75%
C	36253GAM4	4.510015%	41,631,000.00	41,631,000.00	0.00	156,463.68	0.00	0.00	156,463.68	41,631,000.00	25.12%	13.88%
D	36253GAS1	4.510015%	73,862,000.00	73,862,000.00	0.00	277,598.92	0.00	0.00	277,598.92	73,862,000.00	11.43%	7.00%
E	36253GAU6	3.589000%	21,487,000.00	21,487,000.00	0.00	64,264.04	0.00	0.00	64,264.04	21,487,000.00	7.44%	5.00%
F	36253GAW2	3.589000%	14,632,000.00	14,632,000.00	0.00	43,761.87	0.00	0.00	43,761.87	14,632,000.00	4.73%	3.64%
G*	36253GAY8	3.589000%	39,085,868.00	25,555,523.94	0.00	76,551.33	0.00	20,290.06	76,551.33	25,535,233.88	0.00%	0.00%
S	36253GBA9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253GBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,350,869.01	565,074,584.76	25,493,094.41	1,937,383.17	0.00	20,290.06	27,430,477.58	539,561,200.29

X-A	36253GAG7	0.542356%	800,391,000.00	304,645,060.82	0.00	137,688.35	0.00	0.00	137,688.35	279,151,966.41
X-B	36253GAH5	0.021000%	83,262,000.00	83,262,000.00	0.00	1,457.08	0.00	0.00	1,457.08	83,262,000.00
X-C	36253GAN2	0.921015%	21,487,000.00	21,487,000.00	0.00	16,491.53	0.00	0.00	16,491.53	21,487,000.00
X-D	36253GAQ5	0.921015%	53,717,868.00	40,187,523.94	0.00	30,844.41	0.00	0.00	30,844.41	40,167,233.88
Notional SubTotal			958,857,868.00	449,581,584.76	0.00	186,481.37	0.00	0.00	186,481.37	424,068,200.29

Deal Distribution Total					25,493,094.41	2,123,864.54	0.00	20,290.06	27,616,958.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36253GAE2	908.10838106	90.32609257	2.97481172	0.00000000	0.00000000	0.00000000	0.00000000	93.30090429	817.78228849
A-AB	36253GAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36253GAJ1	1,000.00000000	0.00000000	3.46833326	0.00000000	0.00000000	0.00000000	0.00000000	3.46833326	1,000.00000000
B	36253GAK8	1,000.00000000	0.00000000	3.74084552	0.00000000	0.00000000	0.00000000	0.00000000	3.74084552	1,000.00000000
C	36253GAM4	1,000.00000000	0.00000000	3.75834546	0.00000000	0.00000000	0.00000000	0.00000000	3.75834546	1,000.00000000
D	36253GAS1	1,000.00000000	0.00000000	3.75834556	0.00000000	0.00000000	0.00000000	0.00000000	3.75834556	1,000.00000000
E	36253GAU6	1,000.00000000	0.00000000	2.99083353	0.00000000	0.00000000	0.00000000	0.00000000	2.99083353	1,000.00000000
F	36253GAW2	1,000.00000000	0.00000000	2.99083311	0.00000000	0.00000000	0.00000000	0.00000000	2.99083311	1,000.00000000
G	36253GAY8	653.83027799	0.00000000	1.95854241	(0.00304509)	61.84433514	0.00000000	0.51911499	1.95854241	653.31116300
S	36253GBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253GBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253GAG7	380.62029785	0.00000000	0.17202636	0.00000000	0.00000000	0.00000000	0.00000000	0.17202636	348.76949692
X-B	36253GAH5	1,000.00000000	0.00000000	0.01749994	0.00000000	0.00000000	0.00000000	0.00000000	0.01749994	1,000.00000000
X-C	36253GAN2	1,000.00000000	0.00000000	0.76751198	0.00000000	0.00000000	0.00000000	0.00000000	0.76751198	1,000.00000000
X-D	36253GAQ5	748.12209487	0.00000000	0.57419274	0.00000000	0.00000000	0.00000000	0.00000000	0.57419274	747.74437958

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/24 - 06/30/24	30	0.00	839,593.01	0.00	839,593.01	0.00	0.00	0.00	839,593.01	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/24 - 06/30/24	30	0.00	137,688.35	0.00	137,688.35	0.00	0.00	0.00	137,688.35	0.00
X-B	06/01/24 - 06/30/24	30	0.00	1,457.08	0.00	1,457.08	0.00	0.00	0.00	1,457.08	0.00
X-C	06/01/24 - 06/30/24	30	0.00	16,491.53	0.00	16,491.53	0.00	0.00	0.00	16,491.53	0.00
X-D	06/01/24 - 06/30/24	30	0.00	30,844.41	0.00	30,844.41	0.00	0.00	0.00	30,844.41	0.00
A-S	06/01/24 - 06/30/24	30	0.00	167,680.04	0.00	167,680.04	0.00	0.00	0.00	167,680.04	0.00
B	06/01/24 - 06/30/24	30	0.00	311,470.28	0.00	311,470.28	0.00	0.00	0.00	311,470.28	0.00
C	06/01/24 - 06/30/24	30	0.00	156,463.68	0.00	156,463.68	0.00	0.00	0.00	156,463.68	0.00
D	06/01/24 - 06/30/24	30	0.00	277,598.92	0.00	277,598.92	0.00	0.00	0.00	277,598.92	0.00
E	06/01/24 - 06/30/24	30	0.00	64,264.04	0.00	64,264.04	0.00	0.00	0.00	64,264.04	0.00
F	06/01/24 - 06/30/24	30	0.00	43,761.87	0.00	43,761.87	0.00	0.00	0.00	43,761.87	0.00
G	06/01/24 - 06/30/24	30	2,410,150.18	76,432.31	0.00	76,432.31	(119.02)	0.00	0.00	76,551.33	2,417,239.52
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,410,150.18	2,123,745.52	0.00	2,123,745.52	(119.02)	0.00	0.00	2,123,864.54	2,417,239.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (CERT)	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (CERT)	36253GAK8	4.489015%	83,262,000.00	83,262,000.00	0.00	311,470.28	0.00	0.00	311,470.28	83,262,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (CERT)	36253GAM4	4.510015%	41,631,000.00	41,631,000.00	0.00	156,463.68	0.00	0.00	156,463.68	41,631,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,239,000.03	173,239,000.00	0.00	635,614.00	0.00	0.00	635,614.00	173,239,000.00

Exchangeable Certificate Details
PEZ	36253GAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	27,616,958.95
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	1
Aggregate Unpaid Principal Balance	87,500,000.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,132,765.43	Master Servicing Fee	6,149.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,535.12
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	235.45
ARD Interest	0.00	Operating Advisor Fee	588.62
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	511.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,132,765.43	Total Fees	9,019.90

Principal		Expenses/Reimbursements
Scheduled Principal	13,736,321.84	Reimbursement for Interest on Advances	202.72
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	11,777,062.61	Special Servicing Fees (Monthly)	(850.69)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(20,290.06)	Special Servicing Fees (Work Out)	528.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	25,493,094.39	Total Expenses/Reimbursements	(119.02)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,123,864.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	25,493,094.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	27,616,958.95
Total Funds Collected	27,625,859.82	Total Funds Distributed	27,625,859.83

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	565,074,584.78	565,074,584.78	Beginning Certificate Balance	565,074,584.76
(-) Scheduled Principal Collections	13,736,321.84	13,736,321.84	(-) Principal Distributions	25,493,094.41
(-) Unscheduled Principal Collections	11,777,062.61	11,777,062.61	(-) Realized Losses	20,290.06
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	20,290.06
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	20,290.06	20,290.06	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.04	0.04	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	539,561,200.29	539,561,200.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	565,097,620.95	565,097,620.95	Ending Certificate Balance	539,561,200.29
Ending Actual Collateral Balance	539,572,399.87	539,572,399.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.02
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	101,665,116.57	18.84%	2	4.6431	NAP	Defeased	11	101,665,116.57	18.84%	2	4.6431	NAP
3,000,000 or less	5	11,095,053.29	2.06%	1	4.6853	2.181289	1.20 or less	6	237,531,091.17	44.02%	1	4.6048	0.745517
3,000,001 to 5,000,000	7	27,381,110.00	5.07%	1	4.6827	1.964883	1.21-1.30	1	8,322,695.42	1.54%	1	4.6990	1.250000
5,000,001 to 10,000,000	8	49,032,147.41	9.09%	2	4.6803	1.785133	1.31-1.40	3	15,433,287.02	2.86%	2	4.7188	1.359201
10,000,001 to 15,000,000	3	34,528,465.95	6.40%	2	4.4580	1.427296	1.41-1.50	1	10,184,453.61	1.89%	2	4.3695	1.460000
15,000,001 to 20,000,000	1	18,359,130.15	3.40%	1	4.5850	0.580000	1.51-1.60	1	3,408,181.87	0.63%	1	4.5355	1.590000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	2	9,078,667.22	1.68%	1	4.6385	1.646394
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	3	110,730,946.19	20.52%	1	4.1415	1.767003
60,000,001 to 100,000,000	2	187,345,396.62	34.72%	1	4.3441	1.391688	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	110,154,780.30	20.42%	1	4.5850	0.580000	1.91-2.50	5	20,701,775.46	3.84%	2	4.6167	2.067978
Totals	38	539,561,200.29	100.00%	1	4.5198	1.281783	2.51 or greater	5	22,504,985.76	4.17%	2	4.6538	3.017378
							Totals	38	539,561,200.29	100.00%	1	4.5198	1.281783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	101,665,116.57	18.84%	2	4.6431	NAP
							Defeased	29	101,665,116.57	18.84%	2	4.6431	NAP
Arizona	2	11,656,295.32	2.16%	2	4.6041	2.868032
							Industrial	2	11,225,634.52	2.08%	2	4.5524	2.280527
California	3	102,838,003.51	19.06%	1	4.6290	1.075688
							Lodging	3	19,575,733.86	3.63%	1	4.7644	1.109146
Colorado	1	4,286,154.47	0.79%	1	4.4355	1.620000
							Multi-Family	2	8,166,499.88	1.51%	2	4.8380	3.484712
Connecticut	4	128,513,910.51	23.82%	1	4.5850	0.580000
							Office	11	152,130,412.55	28.20%	1	4.5911	0.746217
Florida	2	10,395,976.90	1.93%	2	4.6115	2.756154
							Retail	12	246,797,802.97	45.74%	1	4.3937	1.461864
Georgia	1	2,465,041.48	0.46%	2	4.4700	2.590000
							Totals	59	539,561,200.29	100.00%	1	4.5198	1.281783
Idaho	1	2,217,965.44	0.41%	2	4.9400	2.210000
Kentucky	2	7,237,049.95	1.34%	2	4.5290	1.340000
Louisiana	1	1,390,727.50	0.26%	1	5.0500	1.110000
Maryland	1	14,051,203.47	2.60%	2	4.4840	1.050000
Michigan	1	3,151,042.43	0.58%	1	5.1610	1.370000
Nevada	1	10,184,453.61	1.89%	2	4.3695	1.460000
New York	1	6,075,249.75	1.13%	2	4.7230	0.370000
North Carolina	1	2,839,915.14	0.53%	1	4.5600	2.130000
Oregon	1	8,322,695.42	1.54%	1	4.6990	1.250000
Pennsylvania	1	4,792,512.75	0.89%	1	4.8200	1.670000
South Carolina	2	102,026,800.35	18.91%	1	4.0975	1.784325
Texas	2	8,873,221.63	1.64%	1	4.8106	2.070682
Virginia	1	3,408,181.87	0.63%	1	4.5355	1.590000
Washington	1	3,169,682.28	0.59%	1	4.7995	2.170000
Totals	59	539,561,200.29	100.00%	1	4.5198	1.281783

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	101,665,116.57	18.84%	2	4.6431	NAP	Defeased	11	101,665,116.57	18.84%	2	4.6431	NAP
	4.250% or less	1	99,845,396.62	18.50%	1	4.0865	1.770000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	41,572,717.17	7.70%	2	4.4405	1.581626	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	270,629,716.40	50.16%	1	4.6096	0.921324	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	5	21,306,483.60	3.95%	1	4.8477	2.459380	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	2	4,541,769.93	0.84%	1	5.1270	1.290386	49 months or greater	27	437,896,083.72	81.16%	1	4.4912	1.256184
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	38	539,561,200.29	100.00%	1	4.5198	1.281783
	Totals	38	539,561,200.29	100.00%	1	4.5198	1.281783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	101,665,116.57	18.84%	2	4.6431	NAP	Defeased	11	101,665,116.57	18.84%	2	4.6431	NAP
	60 months or less	27	437,896,083.72	81.16%	1	4.4912	1.256184	Interest Only	1	87,500,000.00	16.22%	1	4.6380	0.960000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	26	350,396,083.72	64.94%	1	4.4546	1.330146
	Totals	38	539,561,200.29	100.00%	1	4.5198	1.281783	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	539,561,200.29	100.00%	1	4.5198	1.281783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	101,665,116.57	18.84%	2	4.6431	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	437,896,083.72	81.16%	1	4.4912	1.256184
	12 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	539,561,200.29	100.00%	1	4.5198	1.281783
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30308251	OF	Stamford	CT	Actual/360	4.585%	421,618.49	192,479.48	0.00	N/A	08/06/24	--	110,347,259.80	110,154,780.30	07/06/24
1A2A	30308252	OF	Stamford	CT	Actual/360	4.585%	70,269.75	32,079.91	0.00	N/A	08/06/24	--	18,391,210.06	18,359,130.15	07/06/24
2	30520658	RT	Myrtle Beach	SC	30/360	4.087%	340,924.15	266,919.46	0.00	N/A	08/06/24	--	100,112,316.10	99,845,396.62	07/05/24
3	30308224	RT	Los Angeles	CA	Actual/360	4.638%	338,187.50	0.00	0.00	N/A	08/06/24	--	87,500,000.00	87,500,000.00	06/06/24
5	30308229	IN	Middletown	PA	Actual/360	4.609%	105,056.67	66,684.94	0.00	N/A	09/06/24	--	27,352,572.31	27,285,887.37	07/06/24
13	30308239	MF	Various	OH	Actual/360	4.570%	60,316.12	27,550.60	0.00	N/A	09/06/24	--	15,837,931.76	15,810,381.16	07/06/24
14	30308260	MH	Chaska	MN	Actual/360	4.750%	54,808.47	33,349.93	0.00	N/A	08/06/24	--	13,846,351.52	13,813,001.59	07/06/24
15	30308223	RT	Arbutus	MD	30/360	4.484%	52,619.85	30,826.44	0.00	09/06/24	09/06/44	--	14,082,029.91	14,051,203.47	07/06/24
20	30308219	RT	San Diego	CA	Actual/360	4.510%	38,766.89	22,106.67	0.00	N/A	09/06/24	--	10,314,915.54	10,292,808.87	07/06/24
21	30520668	RT	North Las Vegas	NV	Actual/360	4.370%	37,160.04	20,844.17	0.00	N/A	09/06/24	--	10,205,297.78	10,184,453.61	07/05/24
22	30308254	MF	Bedford	TX	Actual/360	4.457%	37,174.38	20,296.85	0.00	N/A	08/06/24	--	10,008,807.99	9,988,511.14	07/06/24
27	30308236	LO	Corvallis	OR	Actual/360	4.699%	32,669.49	20,225.44	0.00	N/A	08/06/24	--	8,342,920.86	8,322,695.42	07/06/24
30	30308244	MF	Various	IL	Actual/360	4.560%	32,361.58	14,837.16	0.00	N/A	09/06/24	--	8,516,205.67	8,501,368.51	07/06/24
31	30308242	RT	Tucson	AZ	Actual/360	4.530%	30,905.66	8,186,928.54	0.00	N/A	07/06/24	--	8,186,928.54	0.00	07/06/24
32	30308238	OF	Louisville	KY	Actual/360	4.529%	27,381.27	17,867.21	0.00	N/A	09/06/24	--	7,254,917.16	7,237,049.95	07/06/24
34	30308222	OF	Various	Various	Actual/360	4.995%	29,563.69	7,102,387.10	0.00	N/A	08/06/24	--	7,102,387.10	0.00	07/06/24
35	30308220	MU	Ann Arbor	MI	Actual/360	4.650%	30,544.27	13,542.68	0.00	N/A	09/06/24	--	7,882,392.07	7,868,849.39	07/06/24
37	30308237	LO	Utica	NY	Actual/360	4.723%	23,999.09	22,339.00	0.00	N/A	09/06/24	--	6,097,588.75	6,075,249.75	07/06/24
39	30308216	MF	Denton	TX	Actual/360	4.790%	25,053.15	12,941.28	0.00	N/A	09/06/24	--	6,276,362.96	6,263,421.68	07/06/24
40	30308240	MF	Flagstaff	AZ	Actual/360	4.800%	23,850.89	14,187.35	0.00	N/A	09/06/24	--	5,962,721.79	5,948,534.44	07/06/24
41	30520669	IN	Phoenix	AZ	Actual/360	4.400%	20,980.97	14,322.67	0.00	N/A	09/06/24	--	5,722,083.55	5,707,760.88	07/05/24
43	30308262	MH	Lubbock	TX	Actual/360	4.820%	18,808.99	11,113.29	0.00	N/A	09/06/24	--	4,682,737.29	4,671,624.00	07/06/24
44	30308261	MH	Lubbock	TX	Actual/360	4.820%	4,231.20	2,500.00	0.00	N/A	09/06/24	--	1,053,409.87	1,050,909.87	07/06/24
49	30308245	IN	Pompano Beach	FL	Actual/360	4.710%	21,702.90	11,528.40	0.00	N/A	09/06/24	--	5,529,402.04	5,517,873.64	07/06/24
50	30308233	LO	Forest Hill	TX	Actual/360	4.918%	21,270.44	12,234.30	0.00	N/A	08/06/24	--	5,190,022.99	5,177,788.69	07/06/24
51	30308256	MF	Burlington	NC	Actual/360	4.590%	17,879.26	17,460.79	0.00	N/A	08/06/24	--	4,674,316.56	4,656,855.77	07/06/24
52	30308241	OF	Calabasas	CA	Actual/360	4.715%	19,867.83	11,304.56	0.00	N/A	09/06/24	--	5,056,499.20	5,045,194.64	07/06/24
54	30308258	RT	Erie	PA	Actual/360	4.820%	19,295.99	11,467.69	0.00	N/A	08/06/24	--	4,803,980.44	4,792,512.75	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	30308257	RT	North Port	FL	Actual/360	4.500%	18,332.44	10,548.62	0.00	N/A	08/06/24	--	4,888,651.88	4,878,103.26	07/06/24
56	30308228	RT	Danville	IL	Actual/360	4.780%	18,620.79	4,674,675.51	0.00	N/A	08/06/24	--	4,674,675.51	0.00	07/06/24
57	30520662	RT	Colorado Springs	CO	Actual/360	4.436%	15,882.50	10,769.08	0.00	N/A	08/06/24	--	4,296,923.55	4,286,154.47	07/05/24
60	30308217	OF	Houston	TX	Actual/360	4.660%	14,380.95	7,817.21	0.00	N/A	08/06/24	--	3,703,250.15	3,695,432.94	07/06/24
61	30294142	OF	Falls Church	VA	Actual/360	4.535%	12,913.47	8,456.00	0.00	N/A	08/06/24	--	3,416,637.87	3,408,181.87	07/06/24
62	30308246	RT	Grand Blanc	MI	Actual/360	5.161%	13,600.28	11,199.58	0.00	N/A	08/06/24	--	3,162,242.01	3,151,042.43	06/06/24
63	30520663	RT	Graham	WA	Actual/360	4.800%	12,703.71	6,576.63	0.00	N/A	08/06/24	--	3,176,258.91	3,169,682.28	07/05/24
64	30294100	OF	Cary	NC	Actual/360	4.560%	10,816.50	6,532.22	0.00	N/A	08/06/24	--	2,846,447.36	2,839,915.14	07/06/24
65	30520651	98	Tomball	TX	Actual/360	4.483%	8,803.15	2,356,408.18	0.00	N/A	07/05/24	--	2,356,408.18	0.00	07/06/24
66	30308259	RT	Carrollton	GA	Actual/360	4.470%	9,205.12	6,131.35	0.00	N/A	09/06/24	--	2,471,172.83	2,465,041.48	07/06/24
67	30308225	RT	Winnsboro	SC	Actual/360	4.600%	8,393.37	8,171.58	0.00	N/A	08/06/24	--	2,189,575.31	2,181,403.73	07/06/24
68	30308230	RT	Columbus	OH	Actual/360	4.850%	8,813.00	2,180,536.73	0.00	N/A	07/06/24	--	2,180,536.73	0.00	07/06/24
69	30308243	MF	Boise	ID	Actual/360	4.940%	9,147.84	4,181.18	0.00	N/A	09/06/24	--	2,222,146.62	2,217,965.44	07/06/24
71	30294105	MF	Ypsilanti	MI	Actual/360	5.460%	8,009.66	6,059.46	0.00	N/A	08/06/24	--	1,760,365.55	1,754,306.09	07/06/24
75	30293956	OF	Baton Rouge	LA	Actual/360	5.050%	5,873.67	4,995.21	0.00	N/A	08/06/24	--	1,395,722.71	1,390,727.50	07/06/24
Totals							2,132,765.43	25,513,384.45	0.00				565,074,584.78	539,561,200.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,007,215.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A	12,007,215.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	14,224,244.33	3,385,805.68	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,418,173.00	0.00	--	--	04/08/24	0.00	0.00	337,458.33	337,458.33	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,246,670.00	276,814.03	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,389,213.47	1,410,895.88	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,069,844.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	810,362.32	228,661.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	864,074.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	842,096.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,195,458.74	252,373.81	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	665,796.14	75,979.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,864,379.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	807,023.07	797,113.73	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,198,374.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	809,579.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	549,391.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	640,005.12	160,001.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	965,612.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	514,227.37	506,611.52	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	474,091.29	137,393.21	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	740,327.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	411,137.78	105,881.14	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	411,083.27	0.00	--	--	--	0.00	0.00	24,773.51	24,773.51	0.00	0.00
63	559,432.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	463,784.78	120,622.67	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	362,438.65	117,475.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	435,276.48	131,229.21	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	380,859.75	129,166.80	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	451,490.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	368,147.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	150,730.22	36,444.11	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	69,297,755.29	7,872,469.92				0.00	0.00	362,231.84	362,231.84	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
34	30308222	7,102,387.10	Payoff Prior to Maturity	0.00	0.00
56	30308228	4,674,675.51	Payoff Prior to Maturity	0.00	0.00
Totals		11,777,062.61		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

							Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	# Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/24	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	11,777,062.61	4.519844%	4.501184%	1
06/12/24	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	78,639,251.47	4.529169%	4.510015%	2
05/10/24	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	103,962,693.60	4.495179%	4.474902%	3
04/12/24	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	43,475,431.30	4.536182%	4.514942%	4
03/12/24	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.538962%	4.516968%	5
02/12/24	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,453,796.39	4.538998%	4.517003%	6
01/12/24	0 0.00	1	3,216,623.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540977%	4.518407%	7
12/12/23	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540987%	4.518415%	8
11/10/23	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.541008%	4.518436%	9
10/13/23	0 0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	4,734,362.42	4.541017%	4.518444%	10
09/12/23	0 0.00	0	0.00	2	94,973,662.29	0	0.00	1	7,473,662.29	0	0.00	0	0.00	2	23,599,320.74	4.545616%	4.522931%	11
08/11/23	0 0.00	1	7,505,941.38	1	87,500,000.00	0	0.00	1	7,505,941.38	0	0.00	0	0.00	0	0.00	4.547660%	4.525185%	12
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																	Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308224	06/06/24	0	B	337,458.33	337,458.33	10,350.00	87,500,000.00	08/26/20	98
62	30308246	06/06/24	0	B	24,773.51	24,773.51	500.00	3,162,242.01
Totals					362,231.84	362,231.84	10,850.00	90,662,242.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		525,509,997	525,509,997	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		14,051,203	14,051,203	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	539,561,200	539,561,200	0	0	0	0
Jun-24	565,074,585	565,074,585	0	0	0	0
May-24	644,751,356	644,751,356	0	0	0	0
Apr-24	749,890,905	749,890,905	0	0	0	0
Mar-24	794,609,309	794,609,309	0	0	0	0
Feb-24	796,062,075	796,062,075	0	0	0	0
Jan-24	817,826,855	814,610,232	0	3,216,624	0	0
Dec-23	819,166,877	819,166,877	0	0	0	0
Nov-23	820,572,799	820,572,799	0	0	0	0
Oct-23	821,902,170	821,902,170	0	0	0	0
Sep-23	830,771,422	735,797,760	0	0	87,500,000	7,473,662
Aug-23	855,721,824	760,715,883	0	0	87,500,000	7,505,941
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308224	87,500,000.00	87,500,000.00	214,000,000.00	12/14/23	10,418,173.00	0.96000	12/31/23	08/06/24	I/O
Totals		87,500,000.00	87,500,000.00	214,000,000.00		10,418,173.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308224	RT	CA	08/26/20	98

"7/8/2024 - The Loan was transferred to SS for Delinquent Payments on 8/26/2020. The Loan was previously transferred as NT on 4/20 due to COVID-19 after the Borrower requested to either (1) use Reserve funds to fund debt service payments or (2) amend the waterfall such that OpEx are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Property temporary closed in 3/20 due to COVID-19 and in

5/20 due to riots. The Loan was due for thheld by the Lender in the lockbox were moved to the suspense account with a balance of ~$38MM. The reinstatement agreement was fully executed on 9/22/23 and the funds in the suspense account were fully applied. During the process of returning the Lo an to the MS, the Borrower requested to initiate discussions with the Lender for a potential modification to extend the Loan Maturity. Workout discussions between the Lender and the

Borrower are ongoing.der with a majority of the funds held by the Lender in the lockbox. Recent discussions with the Borrower shifted towards reinstatement of the Loan. Negotiations of the terms were finalized and, in anticipation of the reinstatement, most of the funds held by the Lender in the lockbox were moved to the suspens e account with a balance of ~$38MM. The reinstatement agreement was fully executed on 9/22/23 and the funds in the suspense account were fully applied. During the process of returning the Loan to the MS, the Borrower requested to initiate discussions wit h the Lender for a potential modification to extend the Loan Maturity. Workout discussions between the Lender and the Borrower are ongoing."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30308251	120,000,000.00	4.58500%	120,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/02/21	08/06/21	08/10/21
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/10/21	08/06/21	08/02/21
1A2A	30308252	20,000,000.00	4.58500%	20,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A2A	30308252	0.00	4.58500%	0.00	4.58500%	8	09/16/16	09/08/16	09/02/16
2	30520658	111,896,321.70	4.08650%	111,896,321.70	4.08650%	10	08/17/20	07/06/20	09/17/20
2	30520658	0.00	4.08650%	0.00	4.08650%	8	03/31/22	03/31/22	04/27/22
2	30520658	0.00	4.08650%	0.00	4.08650%	8	04/27/22	03/31/22	03/31/22
27	30308236	0.00	4.69900%	0.00	4.69900%	8	12/13/21	08/06/21	12/13/21
32	30308238	8,444,426.94	4.52900%	8,431,049.13	4.52900%	8	12/29/17	12/29/17	01/24/18
32	30308238	0.00	4.52900%	0.00	4.52900%	8	01/24/18	12/29/17	12/29/17
45	30308227	6,054,639.93	4.61000%	6,054,639.93	4.61000%	8	09/09/20	08/06/20	09/30/20
45	30308227	0.00	4.61000%	0.00	4.61000%	8	09/30/20	08/06/20	09/09/20
Totals		257,950,961.63		257,950,961.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30308231	12/12/22	22,076,049.76	17,400,000.00	18,882,610.31	5,294,748.82	18,882,610.31	13,587,861.49	8,488,188.27	0.00	261,338.24	8,226,850.03	31.94%
16	30308250	09/12/23	14,609,103.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
23	30294240	10/13/23	7,473,662.29	0.00	5,430,314.86	662,484.59	5,430,314.86	4,767,830.27	2,705,832.02	(20,290.06)	118,088.39	2,587,743.63	23.41%
26	30308232	11/15/21	8,727,237.17	14,600,000.00	6,902,483.17	1,079,077.24	6,902,483.17	5,823,405.93	2,903,831.23	0.00	168,539.88	2,735,291.35	26.05%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,886,052.56	32,000,000.00	31,215,408.34	7,036,310.65	31,215,408.34	24,179,097.69	14,097,851.52	(20,290.06)	547,966.51	13,549,885.01

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30308231	10/13/23	0.00	0.00	8,226,850.03	0.00	0.00	(14,008.89)	0.00	0.00	8,227,600.03
		07/12/23	0.00	0.00	8,240,858.92	0.00	0.00	(222,223.85)	0.00	0.00
		04/13/23	0.00	0.00	8,463,082.77	0.00	0.00	394.50	0.00	0.00
		02/10/23	0.00	0.00	8,462,688.27	0.00	0.00	(24,750.00)	0.00	0.00
		12/12/22	0.00	0.00	8,488,188.27	0.00	0.00	8,488,188.27	0.00	0.00
16	30308250	09/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	30294240	07/12/24	0.00	0.00	2,587,743.63	0.00	0.00	20,290.06	0.00	0.00	2,587,743.63
		02/12/24	0.00	0.00	2,567,453.57	0.00	0.00	(138,378.45)	0.00	0.00
		10/13/23	0.00	0.00	2,705,832.02	0.00	0.00	2,705,832.02	0.00	0.00
26	30308232	07/12/23	0.00	0.00	2,735,291.35	0.00	0.00	(174,074.24)	0.00	0.00	2,735,291.35
		04/12/22	0.00	0.00	2,909,365.59	0.00	0.00	1,689.86	0.00	0.00
		02/11/22	0.00	0.00	2,907,675.73	0.00	0.00	3,844.50	0.00	0.00
		11/15/21	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	20,290.06	0.00	0.00	20,290.06
Cumulative Totals			0.00	0.00	13,549,885.01	0.00	0.00	13,550,635.01	0.00	0.00	13,550,635.01

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.70	0.00	0.00	0.00
3	0.00	0.00	(850.69)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	528.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(13.97)	0.00	0.00	0.00
65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	213.99	0.00	0.00	0.00
Total	0.00	0.00	(850.69)	0.00	528.95	0.00	0.00	0.00	202.72	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(119.02)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28